Summary of Significant Accounting Policies (Q2) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) Segment shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 2,300,000		$ 1,700,000
FDIC insured limit	250,000		250,000
FDIC insurance	2,000,000		1,900,000
Advertising expenses	412,445	$ 284,886	944,635	$ 436,066
Research and development expenses	182,484	238,739	423,299	18,935
Total contract liabilities	447		$ 369	$ 3,445	$ 4,648
Management fees paid	$ 2,532,794	$ 1,805,377
Number of operating segment (in Segment) | Segment	1
Chief operating decision maker	The Company’s chief operating decision maker (“CODM”) is its chief executive officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years		5 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	15 years		15 years
Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Anti-dilutive shares (in Shares) | shares	31,500		105,490